Other Borrowings - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Short-term Debt [Line Items]
Securities sold under repurchase agreements	$ 12,984	$ 7,161	[1]	$ 6,012
Securities sold under agreements to repurchase, average rates		0.15%		0.12%
Unused lines of Credit
Short-term Debt [Line Items]
Unused lines of credit		$ 21,500		$ 20,300

[1]	Derived from Audited December 31, 2015 Financial Statements